AB Bond Fund, Inc.

AB Municipal Bond Inflation Strategy

Portfolio of Investments

July 31, 2022 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 93.5%
Long-Term Municipal Bonds – 86.7%
Alabama – 0.7%
Alabama Special Care Facilities Financing Authority-Birmingham AL (Children’s Hospital of Alabama Obligated Group (The)) Series 2015 5.00%, 06/01/2028	$3,905	$4,205,996
Black Belt Energy Gas District (Goldman Sachs Group, Inc. (The)) Series 2021 4.00%, 10/01/2052	5,000	5,103,880
Infirmary Health System Special Care Facilities Financing Authority of Mobile (Infirmary Health System Obligated Group) Series 2016 5.00%, 02/01/2025	2,110	2,236,477
Series 2021 4.00%, 02/01/2039	1,675	1,673,788
Sumter County Industrial Development Authority/AL (Enviva, Inc.) Series 2022 6.00%, 07/15/2052	3,770	3,843,366

		17,063,507

American Samoa – 0.1%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2015-A 6.625%, 09/01/2035	1,335	1,453,846
Series 2018 6.50%, 09/01/2028(a)	295	334,034
7.125%, 09/01/2038(a)	280	330,414

		2,118,294

Arizona – 1.4%
Arizona Industrial Development Authority Series 2021-B 4.00%, 07/01/2041	500	460,921
Arizona Industrial Development Authority (Equitable School Revolving Fund LLC Obligated Group) Series 2020 4.00%, 11/01/2030	935	966,291
5.00%, 11/01/2031	800	876,050
5.00%, 11/01/2032	650	715,881
5.00%, 11/01/2033	900	986,563
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2020 6.50%, 07/01/2026(a)	1,000	1,035,434
6.75%, 07/01/2030(a)	1,000	1,046,636

	Principal Amount (000)	U.S. $ Value

Arizona Industrial Development Authority (Phoenix Children’s Hospital Obligated Group) Series 2021 4.00%, 02/01/2039	$1,800	$1,836,250
5.00%, 02/01/2026	1,200	1,313,447
5.00%, 02/01/2028	1,000	1,133,421
5.00%, 02/01/2030	1,300	1,505,086
5.00%, 02/01/2031	1,250	1,458,926
Arizona State University (Arizona State University COP)
Series 2013-A 5.00%, 09/01/2022	3,220	3,229,277
City of Glendale AZ (City of Glendale AZ COP) Series 2021 2.542%, 07/01/2033	4,000	3,392,850
City of Phoenix Civic Improvement Corp. (Phoenix Sky Harbor International Airport) Series 2017-A 5.00%, 07/01/2029	3,945	4,362,983
City of Tempe AZ (City of Tempe AZ COP) Series 2021 1.951%, 07/01/2031	2,400	2,081,201
Salt River Project Agricultural Improvement & Power District Series 2021-A 5.00%, 01/01/2029	2,750	3,240,848
State of Arizona Lottery Revenue Series 2019 5.00%, 07/01/2028 (Pre-refunded/ETM)	5,000	5,820,795

		35,462,860

Arkansas – 0.0%
City of Fayetteville AR (City of Fayetteville AR Sales & Use Tax Revenue) Series 2022 2.875%, 11/01/2032	1,000	1,008,171

California – 10.2%
California Community Housing Agency (California Community Housing Agency Brio Apartments & Next on Lex Apartments) Series 2021-A 4.00%, 08/01/2047(a)	3,315	2,636,187
California Community Housing Agency (California Community Housing Agency Fountains at Emerald Park) Series 2021 4.00%, 08/01/2046(a)	1,000	821,085
California Housing Finance Agency Series 2021-1, Class A 3.50%, 11/20/2035	981	948,727
Series 2021-2 0.823%, 03/25/2035	2,500	149,756
Series 2021-3, Class A 3.25%, 08/20/2036	1,980	1,870,658
California Infrastructure & Economic Development Bank Series 2022 0.85%, 01/01/2050 (Pre-refunded/ETM)(a)	25,000	24,751,590

	Principal Amount (000)	U.S. $ Value

California Pollution Control Financing Authority (Rialto Bioenergy Facility LLC) Series 2019 7.50%, 12/01/2040(a)	$250	$176,254
California State Public Works Board (California State Public Works Board Lease) Series 2021-A 5.00%, 02/01/2023	10,000	10,175,883
California State Public Works Board (State of California Department of Corrections & Rehabilitation Lease) Series 2018 5.00%, 05/01/2029	2,995	3,468,333
California State University Series 2021-B 2.374%, 11/01/2035	1,000	819,542
City of Los Angeles Department of Airports Series 2019 5.00%, 05/15/2027	1,410	1,571,553
5.00%, 05/15/2039	1,000	1,093,901
Series 2021-A 5.00%, 05/15/2037	4,000	4,466,624
CMFA Special Finance Agency VII (CMFA Special Finance Agency VII The Breakwater Apartments) Series 2021 4.00%, 08/01/2047(a)	1,000	792,939
CMFA Special Finance Agency VIII Elan Huntington Beach Series 2021 4.00%, 08/01/2047(a)	1,500	1,215,527
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 777 Place-Pomona) Series 2021 3.60%, 05/01/2047(a)	6,500	5,477,080
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Acacia on Santa Rosa Creek) Series 2021 4.00%, 10/01/2046(a)	2,000	1,576,658
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Altana Apartments) Series 2021 3.50%, 10/01/2046(a)	2,000	1,622,998
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Jefferson Platinum Triangle Apartments) Series 2021-A2 3.125%, 08/01/2056(a)	1,500	1,135,588

	Principal Amount (000)	U.S. $ Value

CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Millennium South Bay-Hawthorne) Series 2021 3.375%, 07/01/2043(a)	$3,500	$2,986,921
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Theo Apartments) Series 2021 3.50%, 05/01/2047(a)	2,300	1,983,422
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Union South Bay) Series 2021-A 3.10%, 07/01/2045(a)	1,000	790,110
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Vineyard Gardens Apartments) Series 2021 4.00%, 10/01/2048(a)	2,000	1,533,752
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue Series 2021-A 4.00%, 06/01/2038	5,880	6,215,131
Los Angeles Department of Water & Power System Revenue Series 2021-B 5.00%, 07/01/2041	10,000	11,522,050
Orange County Transportation Authority Series 2021 5.00%, 10/15/2024	3,505	3,762,631
Sacramento County Water Financing Authority (Sacramento County Water Agency) NATL Series 2007-B 1.629% (LIBOR 3 Month + 0.57%), 06/01/2039(b)	5,000	4,456,735
San Diego County Regional Airport Authority Series 2021-B 4.00%, 07/01/2035	3,100	3,126,688
4.00%, 07/01/2036	8,395	8,466,161
4.00%, 07/01/2039	7,075	7,087,426
4.00%, 07/01/2040	8,655	8,620,507
4.00%, 07/01/2041	3,325	3,314,339
5.00%, 07/01/2030	2,785	3,172,418
5.00%, 07/01/2031	1,645	1,885,185
5.00%, 07/01/2033	4,955	5,584,973
San Francisco Intl Airport Series 2021-A 5.00%, 05/01/2031	3,275	3,778,752
5.00%, 05/01/2032	4,000	4,602,886
5.00%, 05/01/2036	5,960	6,670,744
San Joaquin Hills Transportation Corridor Agency Series 2021 5.00%, 01/15/2033	5,000	5,588,485
State of California Series 2014 5.00%, 08/01/2022	1,290	1,290,000
5.00%, 05/01/2025	2,960	3,132,706
Series 2017 5.00%, 11/01/2022	7,635	7,702,458

	Principal Amount (000)	U.S. $ Value

Series 2020 5.00%, 11/01/2030	$10,870	$13,228,655
5.00%, 03/01/2035	10,335	12,076,244
Series 2021 4.00%, 10/01/2023	10,000	10,286,714
4.00%, 12/01/2024	2,655	2,795,696
4.00%, 10/01/2034	2,690	2,917,374
4.00%, 10/01/2035	10,000	10,790,543
5.00%, 09/01/2023	6,000	6,224,600
5.00%, 10/01/2024	3,590	3,848,245
5.00%, 12/01/2035	6,980	8,245,625
Series 2022 4.00%, 04/01/2042	8,640	9,138,848
University of California Series 2022-S 5.00%, 05/15/2024	6,000	6,360,485
5.00%, 05/15/2025	4,000	4,360,958
5.00%, 05/15/2036	2,000	2,396,580

		264,715,930

Colorado – 2.9%
Arapahoe County School District No. 5 Cherry Creek (Arapahoe County School District No. 5 Cherry Creek COP) Series 2022 4.00%, 12/15/2038	2,655	2,783,241
Centerra Metropolitan District No. 1 Series 2017 5.00%, 12/01/2029(a)	1,510	1,539,808
City & County of Denver CO. Airport System Revenue (Denver Intl Airport) Series 2012-A 5.00%, 11/15/2024	10,395	10,492,048
5.00%, 11/15/2025	3,000	3,027,381
Series 2018-A 5.00%, 12/01/2026	1,700	1,875,905
5.00%, 12/01/2028	10,000	11,291,732
5.00%, 12/01/2029	6,555	7,361,725
Colorado Health Facilities Authority (AdventHealth Obligated Group) Series 2021 5.00%, 11/15/2041	2,600	2,930,044
Colorado Health Facilities Authority (CommonSpirit Health) Series 2019-A 5.00%, 08/01/2032	640	700,321
5.00%, 08/01/2033	2,250	2,451,328
Colorado Health Facilities Authority (Sanford Obligated Group) Series 2019-A 5.00%, 11/01/2033	1,525	1,709,739
Colorado Health Facilities Authority (Sisters of Charity of Leavenworth Health System, Inc. Obligated Group) Series 2019-B 4.00%, 01/01/2040	1,445	1,473,671

	Principal Amount (000)	U.S. $ Value

Denver City & County School District No. 1 Series 2014-B 5.00%, 12/01/2023	$4,730	$4,945,543
Series 2021 5.00%, 12/01/2039	6,785	7,834,665
Denver Urban Renewal Authority (Stapleton Development Corp.) Series 2013-A 5.00%, 12/01/2022	1,640	1,657,913
E-470 Public Highway Authority Series 2021-B 1.878% (SOFR + 0.35%), 09/01/2039(b)	2,000	1,983,732
Johnstown Plaza Metropolitan District Series 2022 4.25%, 12/01/2046	2,000	1,779,876
State of Colorado Series 2022 6.00%, 12/15/2041	6,000	7,584,990
Sterling Ranch Community Authority Board (Sterling Ranch Colorado Metropolitan District No. 2) Series 2020-A 3.75%, 12/01/2040	1,050	896,663
Vauxmont Metropolitan District AGM Series 2019 5.00%, 12/15/2024	260	277,915

		74,598,240

Connecticut – 2.6%
City of New Haven CT Series 2018-A 5.50%, 08/01/2035	1,920	2,166,220
Connecticut State Health & Educational Facilities Authority (Stamford Hospital Obligated Group (The)) Series 2022 4.00%, 07/01/2035	1,500	1,506,742
4.00%, 07/01/2036	1,500	1,502,859
4.00%, 07/01/2037	1,000	997,863
4.00%, 07/01/2040	1,500	1,475,213
Connecticut State Health & Educational Facilities Authority (Yale University) Series 2020 1.10%, 07/01/2048	10,105	10,050,972
Series 2022 1.10%, 07/01/2049	8,000	7,759,834
State of Connecticut Series 2013-A 5.00%, 10/15/2024	5,035	5,238,232
Series 2014-A 5.00%, 03/01/2028	2,230	2,339,320
Series 2014-F 5.00%, 11/15/2026	1,275	1,365,552
Series 2015-B 5.00%, 06/15/2025	4,330	4,718,623
5.00%, 06/15/2028	2,840	3,077,817
Series 2016-A 5.00%, 03/15/2032	2,160	2,344,345
Series 2018-B 5.00%, 04/15/2028	1,440	1,662,700

	Principal Amount (000)	U.S. $ Value

State of Connecticut Clean Water Fund - State Revolving Fund Series 2013-A 5.00%, 03/01/2024	$4,360	$4,448,911
State of Connecticut Special Tax Revenue Series 2020 5.00%, 05/01/2035	1,960	2,246,857
5.00%, 05/01/2038	3,040	3,436,785
5.00%, 05/01/2040	1,000	1,128,359
Series 2021-D 4.00%, 11/01/2037	2,250	2,322,642
4.00%, 11/01/2038	4,185	4,311,678
University of Connecticut Series 2020-A 5.00%, 02/15/2038	1,795	2,031,405

		66,132,929

District of Columbia – 1.3%
District of Columbia Series 2021-D 5.00%, 02/01/2041	1,180	1,362,158
District of Columbia (Plenary Infrastructure DC LLC State Lease) Series 2022 5.00%, 08/31/2029	4,765	5,263,674
5.00%, 08/31/2030	5,025	5,560,770
5.00%, 02/29/2032	5,475	6,046,733
Metropolitan Washington Airports Authority Aviation Revenue Series 2018-A 5.00%, 10/01/2025	5,500	5,968,558
5.00%, 10/01/2026	3,065	3,384,381
Series 2021-A 4.00%, 10/01/2038	2,500	2,524,422
5.00%, 10/01/2036	1,695	1,910,398
Washington Metropolitan Area Transit Authority Dedicated Revenue Series 2021-A 4.00%, 07/15/2039	2,450	2,517,911

		34,539,005

Florida – 5.0%
Align Affordable Housing Bond Fund LP (SHI - Lake Worth LLC) Series 2021 3.25%, 12/01/2051(a)	2,500	1,833,694
Capital Trust Agency, Inc. (Franklin Academy Series 2020 Obligated Group) Series 2020 4.00%, 12/15/2025(a)	300	301,398
Central Florida Expressway Authority Series 2019-B 5.00%, 07/01/2032	6,000	6,846,273
5.00%, 07/01/2034	7,255	8,132,660
AGM Series 2021-D 5.00%, 07/01/2035	8,685	10,149,664

	Principal Amount (000)	U.S. $ Value

City of Jacksonville FL Series 2012-A 5.00%, 10/01/2023 (Pre-refunded/ETM)	$6,140	$6,176,540
5.00%, 10/01/2026 (Pre-refunded/ETM)	4,050	4,074,102
City of Palmetto FL (Renaissance Arts and Education, Inc.) Series 2022 5.125%, 06/01/2042	2,400	2,454,909
City of South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group) Series 2017 5.00%, 08/15/2025	4,500	4,866,812
County of Broward FL Airport System Revenue Series 2019-A 4.00%, 10/01/2044	16,215	15,959,828
Series 2019-C 2.384%, 10/01/2026	2,600	2,491,880
County of Miami-Dade FL Series 2012-A 5.00%, 10/01/2023 (Pre-refunded/ETM)	1,500	1,508,927
County of Miami-Dade FL (County of Miami-Dade FL Non-Ad Valorem) Series 2015-A 5.00%, 06/01/2023	6,100	6,276,016
5.00%, 06/01/2024	5,000	5,278,395
5.00%, 06/01/2026	2,885	3,122,893
5.00%, 06/01/2027	4,515	4,880,665
County of Osceola FL Transportation Revenue Series 2020-A
Zero Coupon, 10/01/2030	115	82,210
Zero Coupon, 10/01/2031	140	95,406
Zero Coupon, 10/01/2032	100	64,951
Zero Coupon, 10/01/2033	115	71,020
Zero Coupon, 10/01/2034	125	73,620
Florida Development Finance Corp. Series 2022-A 4.00%, 06/15/2042	2,000	1,904,769
5.00%, 06/15/2042	2,550	2,654,778
Florida Development Finance Corp. (Brightline Trains Florida LLC) Series 2022 2.90%, 12/01/2056	10,000	9,994,371
Florida Municipal Power Agency (Florida Municipal Power Agency All-Requirements Power Supply Project Revenue) Series 2015-B 5.00%, 10/01/2023	1,500	1,558,646
Series 2021 1.425%, 10/01/2026	500	460,034
Florida State Board of Education (State of Florida) Series 2022-A 5.00%, 06/01/2030	6,000	7,200,453
Greater Orlando Aviation Authority Series 2017-A 5.00%, 10/01/2029 (Pre-refunded/ETM)	4,420	5,038,466
5.00%, 10/01/2033	4,000	4,351,135

	Principal Amount (000)	U.S. $ Value

Mid-Bay Bridge Authority Series 2015-A 5.00%, 10/01/2028	$1,000	$1,057,221
Orange County Health Facilities Authority (Presbyterian Retirement Communities, Inc. Obligated Group) Series 2023 4.00%, 08/01/2036(c)	1,000	963,149
Palm Beach County Health Facilities Authority (Federation CCRC Operations Corp. Obligated Group) Series 2020 2.625%, 06/01/2025	375	360,445
Polk County Industrial Development Authority (Mineral Development LLC) Series 2020 5.875%, 01/01/2033(a)	1,000	1,059,477
Village Community Development District No. 13 Series 2019 3.55%, 05/01/2039	4,215	3,795,099
Village Community Development District No. 14 Series 2022 5.50%, 05/01/2053	5,000	5,168,264

		130,308,170

Georgia – 3.8%
Augusta Development Authority (AU Health System Obligated Group) Series 2018 5.00%, 07/01/2034	4,490	4,319,775
5.00%, 07/01/2035	5,065	4,844,333
City of Atlanta GA Department of Aviation Series 2022-B 5.00%, 07/01/2038	3,440	3,871,517
5.00%, 07/01/2042	6,830	7,578,784
Cobb County Kennestone Hospital Authority (WellStar Health System Obligated Group) Series 2021 5.00%, 04/01/2025	1,650	1,765,252
Georgia State Road & Tollway Authority (State of Georgia Fed Hwy Grant) Series 2020 5.00%, 06/01/2029	8,810	10,380,887
Main Street Natural Gas, Inc. (Citadel LP) Series 2022-C 4.00%, 08/01/2052(a)	4,000	3,966,537
Main Street Natural Gas, Inc. (Citigroup, Inc.) Series 2021-C 4.00%, 05/01/2052	2,075	2,117,039
Main Street Natural Gas, Inc. (Royal Bank of Canada) Series 2018-A 4.00%, 04/01/2048	9,370	9,552,370
Series 2018-C 4.00%, 08/01/2048	6,850	7,007,607
Series 2021-A 4.00%, 07/01/2052	37,825	39,236,183
Richmond County Board of Education Series 2021 5.00%, 10/01/2023	3,400	3,537,759

		98,178,043

	Principal Amount (000)	U.S. $ Value

Guam – 0.2%
Territory of Guam Series 2019 5.00%, 11/15/2031	$145	$154,365
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2015-D 5.00%, 11/15/2023	1,035	1,072,049
5.00%, 11/15/2025	865	932,932
5.00%, 11/15/2031	2,070	2,196,118
Series 2021-F 5.00%, 01/01/2028	500	541,751

		4,897,215

Hawaii – 0.4%
City & County of Honolulu HI Series 2021 5.00%, 03/01/2029	3,595	4,226,854
Series 2022-A 5.00%, 11/01/2026(c)	1,500	1,694,401
State of Hawaii Airports System Revenue Series 2020-A 5.00%, 07/01/2033	4,010	4,484,610

		10,405,865

Illinois – 3.6%
Chicago Board of Education Series 2018-A 5.00%, 12/01/2027	1,200	1,291,670
Series 2019-B 5.00%, 12/01/2030	135	146,040
5.00%, 12/01/2031	265	285,870
5.00%, 12/01/2033	100	107,317
Series 2022-B 4.00%, 12/01/2040	5,800	5,606,832
Chicago Housing Authority Series 2018-A 5.00%, 01/01/2034	2,500	2,743,095
5.00%, 01/01/2037	5,260	5,732,831
5.00%, 01/01/2038	1,000	1,087,668
Chicago O’Hare International Airport Series 2015-B 5.00%, 01/01/2029	5,000	5,316,495
Series 2016-C 5.00%, 01/01/2033	5,000	5,362,069
Series 2017-B 5.00%, 01/01/2035	1,475	1,603,966
Series 2018-A 5.00%, 01/01/2037	1,000	1,078,985
Chicago O’Hare International Airport (Chicago O’Hare International Airport Customer Facility Charge) Series 2013 5.25%, 01/01/2023	2,500	2,535,546
5.50%, 01/01/2025	2,250	2,281,840

	Principal Amount (000)	U.S. $ Value

County of Cook IL Series 2012-C 5.00%, 11/15/2024	$2,560	$2,581,657
Illinois Finance Authority (Ascension Health Credit Group) Series 2016-C 5.00%, 02/15/2024	1,630	1,709,872
Illinois Finance Authority (Illinois Institute of Technology) Series 2019 5.00%, 09/01/2022	100	100,230
5.00%, 09/01/2023	100	102,816
5.00%, 09/01/2026	100	106,780
5.00%, 09/01/2027	100	107,738
5.00%, 09/01/2029	100	108,495
5.00%, 09/01/2033	200	210,839
5.00%, 09/01/2034	100	104,706
Illinois Finance Authority (University of Chicago (The)) Series 2021-A 5.00%, 10/01/2033	1,750	2,136,768
5.00%, 10/01/2035	1,400	1,695,346
5.00%, 10/01/2036	2,500	3,020,106
5.00%, 10/01/2037	1,350	1,625,810
Illinois Finance Authority (Washington and Jane Smith Community - Orland Park) Series 2022 4.00%, 10/15/2040	9,375	8,470,901
Illinois State Toll Highway Authority Series 2020-A 5.00%, 01/01/2040	1,080	1,219,721
Series 2021-A 5.00%, 01/01/2043	6,700	7,581,394
State of Illinois Series 2013 5.00%, 07/01/2023	1,670	1,716,704
Series 2014 5.00%, 05/01/2030	4,180	4,313,941
Series 2017-B 5.00%, 12/01/2024	5,050	5,358,433
Series 2017-D 5.00%, 11/01/2024	7,950	8,423,443
Series 2018-A 5.00%, 10/01/2023	2,785	2,882,068
Series 2018-B 5.00%, 10/01/2023	1,730	1,790,297
Series 2022-A 5.50%, 03/01/2042	2,945	3,336,214

		93,884,503

Indiana – 1.5%
Indiana Finance Authority (Brightmark Plastics Renewal Indiana LLC) Series 2019 7.00%, 03/01/2039(a)	2,380	1,945,639

	Principal Amount (000)	U.S. $ Value

Indiana Finance Authority (CWA Authority, Inc.) Series 2021 5.00%, 10/01/2033	$2,000	$2,395,556
Indiana Finance Authority (Duke Energy Indiana LLC) Series 2022 3.75%, 03/01/2031	5,750	5,933,323
4.50%, 05/01/2035	7,555	7,772,846
Indiana Finance Authority (Fulcrum Centerpoint LLC) Series 2021 0.28%, 12/15/2045	5,000	4,965,414
Indiana Finance Authority (Good Samaritan Hospital Obligated Group) Series 2022 4.00%, 04/01/2035	1,210	1,158,164
Indiana Finance Authority (Greencroft Goshen Obligated Group) Series 2023-2 4.00%, 11/15/2037(c)	1,000	869,264
Indiana Finance Authority (Indiana University Health, Inc. Obligated Group) Series 2021 0.70%, 12/01/2046	8,150	7,785,719
Indiana Finance Authority (Ohio Valley Electric Corp.) Series 2021-B 2.50%, 11/01/2030	495	450,840
Series 2022-A 4.25%, 11/01/2030	1,535	1,575,973
Indiana Finance Authority (University of Evansville) Series 2022 5.25%, 09/01/2037	5,000	5,190,532

		40,043,270

Iowa – 1.2%
Iowa Finance Authority Series 2022-E 1.871% (SOFR + 0.80%), 01/01/2052(b)	8,000	7,821,128
Iowa Finance Authority (Iowa Fertilizer Co. LLC) Series 2022 4.00%, 12/01/2050	5,000	5,162,346
Iowa Finance Authority (Iowa Finance Authority State Revolving Fund) Series 2021-A 5.00%, 08/01/2039	5,200	6,070,078
Iowa Higher Education Loan Authority (Simpson College) Series 2020 5.25%, 11/01/2040	2,275	2,297,554
Iowa Tobacco Settlement Authority Series 2021-A 4.00%, 06/01/2034	500	509,671
4.00%, 06/01/2035	515	523,552
4.00%, 06/01/2037	1,000	1,010,263

	Principal Amount (000)	U.S. $ Value

4.00%, 06/01/2038	$1,000	$1,007,253
4.00%, 06/01/2040	500	501,202
5.00%, 06/01/2031	900	1,009,527
Series 2021-B 4.00%, 06/01/2049	1,890	1,901,218
PEFA, Inc. (Goldman Sachs Group, Inc. (The)) Series 2019 5.00%, 09/01/2049	2,360	2,492,629

		30,306,421

Kansas – 0.3%
Kansas Development Finance Authority (AdventHealth Obligated Group) Series 2021 5.00%, 11/15/2054	6,000	6,909,701

Kentucky – 3.0%
City of Ashland KY (Ashland Hospital Corp. Obligated Group) Series 2019 5.00%, 02/01/2026	180	193,742
5.00%, 02/01/2027	195	213,411
5.00%, 02/01/2030	125	140,294
5.00%, 02/01/2031	150	164,537
City of Henderson KY (Pratt Paper LLC) Series 2022 3.70%, 01/01/2032(a)	1,150	1,153,354
Kentucky Municipal Power Agency NATL Series 2015-A 5.00%, 09/01/2022	3,000	3,007,679
5.00%, 09/01/2023	1,875	1,938,001
Kentucky Public Energy Authority (BP PLC) Series 2020-A 4.00%, 12/01/2050	7,260	7,424,645
Kentucky Public Energy Authority (Morgan Stanley) Series 2018-C 9.309% (CPI + 1.05%), 12/01/2049(b)	20,000	20,637,354
Series 2019-C 4.00%, 02/01/2050	9,015	9,232,732
Series 2022-A 4.00%, 08/01/2052	18,485	18,765,839
Louisville and Jefferson County Metropolitan Sewer District Series 2021 3.00%, 10/14/2022	15,000	15,040,749

		77,912,337

Louisiana – 0.9%
City of New Orleans LA Series 2021-A 5.00%, 12/01/2028	1,820	2,100,794
5.00%, 12/01/2030	1,910	2,266,265
5.00%, 12/01/2035	2,680	3,064,339
5.00%, 12/01/2038	2,070	2,343,435

	Principal Amount (000)	U.S. $ Value

5.00%, 12/01/2039	$885	$999,538
5.00%, 12/01/2041	2,890	3,244,239
Jefferson Sales Tax District AGM Series 2017-B 5.00%, 12/01/2034	1,800	2,002,981
Parish of St. James LA (NuStar Logistics LP) Series 2020 5.85%, 08/01/2041(a)	340	358,144
6.10%, 06/01/2038(a)	455	512,475
6.10%, 12/01/2040(a)	390	439,265
State of Louisiana Gasoline & Fuels Tax Revenue Series 2022-A 2.096% (SOFR + 0.50%), 05/01/2043(b)	4,960	4,779,609

		22,111,084

Maryland – 3.3%
County of Baltimore MD Series 2022 4.00%, 03/01/2038	9,145	9,899,978
4.00%, 03/01/2039	3,410	3,666,729
County of Montgomery MD Series 2019-A 5.00%, 11/01/2026	5,925	6,709,424
Maryland Economic Development Corp. (Purple Line Transit Partners LLC) Series 2022 5.00%, 12/31/2039	4,125	4,506,957
5.00%, 06/30/2040	8,795	9,582,754
5.00%, 12/31/2040	3,525	3,840,729
5.00%, 06/30/2042	3,120	3,380,987
Maryland Health & Higher Educational Facilities Authority (Stevenson University, Inc.) Series 2021 4.00%, 06/01/2039	500	482,370
State of Maryland Series 2017-B 5.00%, 08/01/2024	5,790	6,175,358
Series 2020-B 5.00%, 08/01/2028	9,315	10,920,578
Series 2021-A 5.00%, 03/01/2032	3,265	3,969,168
Series 2022-C 5.00%, 03/01/2026	11,500	12,807,214
Series 2022-D 4.00%, 08/01/2029	4,500	5,031,613
Washington Suburban Sanitary Commission Series 2020 5.00%, 12/01/2022	4,140	4,190,080

		85,163,939

Massachusetts – 2.0%
Commonwealth of Massachusetts Series 2004-B 5.25%, 08/01/2023	2,450	2,540,279

	Principal Amount (000)	U.S. $ Value

Series 2020-B 5.00%, 07/01/2024	$7,380	$7,846,627
Series 2022-B 4.00%, 02/01/2039	7,260	7,649,611
4.00%, 02/01/2040	8,000	8,372,747
CIFGNA Series 2007-A 1.432% (LIBOR 3 Month + 0.57%), 05/01/2037(b)	3,275	3,100,110
Massachusetts Bay Transportation Authority Sales Tax Revenue Series 2004-C 5.25%, 07/01/2023	3,520	3,640,234
Massachusetts Clean Water Trust (The) (Massachusetts Water Pollution Abatement Trust (The) SRF) Series 2006 5.983% (CPI + 0.99%), 08/01/2022(b)	3,240	3,240,000
5.99% (CPI + 0.99%), 08/01/2023(b)	2,275	2,322,821
Series 2021-2 4.00%, 02/01/2023	1,645	1,666,141
Massachusetts Development Finance Agency (Broad Institute Inc. (The)) Series 2017 5.00%, 04/01/2028	1,655	1,879,926
Massachusetts Port Authority Series 2021-E 5.00%, 07/01/2037	2,250	2,523,130
5.00%, 07/01/2039	5,000	5,567,468
Massachusetts School Building Authority (Massachusetts School Building Authority Sales Tax) Series 2012-A 5.00%, 08/15/2023	2,475	2,478,234

		52,827,328

Michigan – 1.4%
City of Detroit MI Series 2018 5.00%, 04/01/2035	750	791,713
5.00%, 04/01/2036	305	321,437
City of Detroit MI Sewage Disposal System Revenue (Great Lakes Water Authority Sewage Disposal System Revenue) AGM Series 2006-D 2.094% (LIBOR 3 Month + 0.60%), 07/01/2032(b)	2,605	2,559,811
Detroit City School District AGM Series 2005-A 5.25%, 05/01/2029	3,860	4,568,115
Michigan Finance Authority (City of Detroit MI) Series 2016-C 5.00%, 04/01/2026	1,000	1,107,013
5.00%, 04/01/2027	1,735	1,936,972

	Principal Amount (000)	U.S. $ Value

Michigan Finance Authority (Great Lakes Water Authority Water Supply System Revenue) AGM Series 2014-D2 5.00%, 07/01/2024	$10,545	$11,160,408
Michigan Finance Authority (Henry Ford Health System Obligated Group) Series 2016 5.00%, 11/15/2031	1,785	1,933,006
Michigan Finance Authority (Michigan Finance Authority Drinking Water Revolving Fund) Series 2021 5.00%, 10/01/2026	1,250	1,407,757
Michigan Strategic Fund (Michigan Strategic Fund - I 75 Improvement Project) Series 2018 5.00%, 12/31/2028	3,075	3,319,733
5.00%, 06/30/2029	6,015	6,435,110

		35,541,075

Mississippi – 0.1%
Mississippi Development Bank (Magnolia Regional Health Center) Series 2021 5.00%, 10/01/2033(a)	1,000	1,082,092
Mississippi Hospital Equipment & Facilities Authority (Baptist Memorial Health Care Obligated Group) Series 2016-A 5.00%, 09/01/2036	1,500	1,569,582

		2,651,674

Missouri – 1.0%
Health & Educational Facilities Authority of the State of Missouri (BJC Healthcare Obligated Group) Series 2021-B 4.00%, 05/01/2051	11,975	12,669,098
Howard Bend Levee District XLCA Series 2005 5.75%, 03/01/2025	135	139,953
5.75%, 03/01/2027	120	126,266
Lee’s Summit Industrial Development Authority (John Knox Village Obligated Group) Series 2016-A 5.00%, 08/15/2036	1,675	1,690,184
Missouri State Environmental Improvement & Energy Resources Authority (Missouri Environmental Improvement & Energy Resources Auth State Revolving Funds) Series 2020-A 5.00%, 01/01/2023	9,785	9,929,248

		24,554,749

Montana – 0.1%
Montana Facility Finance Authority (Benefis Health System Obligated Group) Series 2016 5.00%, 02/15/2031	1,925	2,075,117
5.00%, 02/15/2033	1,350	1,441,164

		3,516,281

	Principal Amount (000)	U.S. $ Value

Nebraska – 0.6%
Central Plains Energy Project (Goldman Sachs Group, Inc. (The)) Series 2018 5.00%, 03/01/2050	$15,000	$15,468,567

Nevada – 1.9%
City of Sparks NV (City of Sparks NV Sales Tax) Series 2019-A 2.50%, 06/15/2024(a)	240	234,204
Clark County School District Series 2021-A 4.00%, 06/15/2034	10,085	10,828,294
5.00%, 06/15/2027	3,500	3,977,512
Series 2021-B 5.00%, 06/15/2027	5,170	5,875,354
5.00%, 06/15/2028	6,710	7,726,030
5.00%, 06/15/2029	4,920	5,732,369
5.00%, 06/15/2032	3,425	4,038,616
BAM Series 2020-B 5.00%, 06/15/2027	4,305	4,903,055
Tahoe-Douglas Visitors Authority Series 2020 4.00%, 07/01/2027	1,200	1,239,229
5.00%, 07/01/2029	2,625	2,844,144
5.00%, 07/01/2032	2,035	2,179,532
5.00%, 07/01/2035	805	851,037

		50,429,376

New Hampshire – 0.5%
New Hampshire Business Finance Authority Series 2020-1, Class A 4.125%, 01/20/2034	1,500	1,508,028
Series 2022-2 0.334%, 09/20/2036	8,500	214,476
4.375%, 09/20/2036	9,990	9,902,077

		11,624,581

New Jersey – 3.8%
County of Monmouth NJ Series 2021-A 5.00%, 01/15/2029	2,685	3,159,237
Federal Home Loan Mortgage Corp. Enhanced Receipt Series 2019-B, Class 1 3.87%, 11/15/2035(a)	12,363	12,569,616
New Jersey Economic Development Authority Series 2014-P 5.00%, 06/15/2029 (Pre-refunded/ETM)	1,150	1,221,058
New Jersey Economic Development Authority (Port Newark Container Terminal LLC) Series 2017 5.00%, 10/01/2026	2,130	2,282,559
5.00%, 10/01/2027	1,680	1,818,655

	Principal Amount (000)	U.S. $ Value

New Jersey Economic Development Authority (United Airlines, Inc.) Series 2012 5.25%, 09/15/2029	$1,365	$1,380,353
New Jersey Educational Facilities Authority (Ramapo College of New Jersey) AGM Series 2022-A 4.00%, 07/01/2039	550	571,804
4.00%, 07/01/2040	750	776,086
4.00%, 07/01/2041	835	855,784
5.00%, 07/01/2034	845	977,524
5.00%, 07/01/2035	400	461,314
5.00%, 07/01/2036	600	690,222
5.00%, 07/01/2037	600	687,877
5.00%, 07/01/2038	745	851,205
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 06/15/2029	4,390	4,768,610
Series 2018-A 5.00%, 06/15/2028	4,170	4,548,454
5.00%, 06/15/2029	17,500	19,009,266
5.00%, 06/15/2030	1,500	1,624,336
5.00%, 06/15/2031	3,000	3,239,422
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) Series 2014-C 5.25%, 06/15/2032	2,960	3,116,228
Series 2020-A 5.00%, 06/15/2036	1,140	1,250,689
New Jersey Turnpike Authority Series 2013-A 5.00%, 01/01/2023 (Pre-refunded/ETM)	1,600	1,623,453
5.00%, 01/01/2023	200	202,806
Series 2014-A 5.00%, 01/01/2028	4,785	5,060,347
Series 2014-C 5.00%, 01/01/2023	1,590	1,612,307
Series 2017-A 5.00%, 01/01/2033	7,300	8,009,388
Series 2020-D 5.00%, 01/01/2028	4,375	4,840,849
Series 2021-B 0.897%, 01/01/2025	1,000	939,204
1.713%, 01/01/2029	1,350	1,191,853
Tobacco Settlement Financing Corp./NJ Series 2018-A 5.00%, 06/01/2030	4,750	5,201,615
Series 2018-B 5.00%, 06/01/2046	3,495	3,563,775

		98,105,896

New Mexico – 0.1%
State of New Mexico Severance Tax Permanent Fund Series 2022-A 5.00%, 07/01/2031	1,000	1,220,848

	Principal Amount (000)	U.S. $ Value

Winrock Town Center Tax Increment Development District No. 1 Series 2022 4.00%, 05/01/2033(a)	$1,035	$950,496

		2,171,344

New York – 7.5%
City of New York NY Series 2020-A 5.00%, 08/01/2026	3,940	4,413,012
Series 2020-C 5.00%, 08/01/2033	3,645	4,228,802
Series 2021 1.396%, 08/01/2027	3,120	2,821,184
Series 2021-A 4.00%, 08/01/2041	2,000	2,024,048
5.00%, 08/01/2033	2,000	2,350,451
Series 2021-F 5.00%, 06/01/2044	2,500	2,677,908
County of Nassau NY Series 2022-A 4.00%, 04/01/2042	2,205	2,221,278
Metropolitan Transportation Authority Series 2012-C 5.00%, 11/15/2024 (Pre-refunded/ETM)	4,065	4,107,048
5.00%, 11/15/2025 (Pre-refunded/ETM)	5,000	5,051,720
Series 2012-F 5.00%, 11/15/2026	3,635	3,664,207
Series 2013-A 5.00%, 11/15/2026 (Pre-refunded/ETM)	2,300	2,362,360
Series 2013-E 5.00%, 11/15/2025 (Pre-refunded/ETM)	8,510	8,883,906
Series 2016-A 5.00%, 11/15/2024	1,130	1,195,454
Series 2016-B 5.00%, 11/15/2027	1,370	1,495,916
Series 2017-B 5.00%, 11/15/2023	1,110	1,153,649
5.00%, 11/15/2025	1,935	2,074,099
5.00%, 11/15/2026	555	604,155
Series 2017-C 5.00%, 11/15/2026	1,275	1,387,924
5.00%, 11/15/2027	1,745	1,921,129
5.00%, 11/15/2028	1,000	1,098,119
Series 2020-A 5.00%, 11/15/2045	5,120	5,753,515
Series 2020-E 4.00%, 11/15/2026	1,000	1,041,941
5.00%, 11/15/2028	4,000	4,416,168
Series 2021-D 1.858% (SOFR + 0.33%), 11/01/2035(b)	2,090	2,040,450
New York City Transitional Finance Authority Future Tax Secured Revenue Series 2012-B 5.00%, 11/01/2026(d)	6,830	6,880,905
New York State Dormitory Authority (State of New York Pers Income Tax) Series 2014-A 5.00%, 02/15/2028	6,565	6,872,386

	Principal Amount (000)	U.S. $ Value

Series 2021 2.202%, 03/15/2034	$2,000	$1,685,693
2.252%, 03/15/2032	2,000	1,750,128
Series 2022-A 4.00%, 03/15/2042	5,000	5,083,653
New York State Environmental Facilities Corp. (State of New York SRF) Series 2021 4.00%, 08/15/2038	800	840,018
New York State Thruway Authority (State of New York Pers Income Tax) Series 2021-A 5.00%, 03/15/2025	2,225	2,410,621
Series 2022-A 5.00%, 03/15/2030	52,730	62,808,169
5.00%, 03/15/2039	2,000	2,311,653
New York Transportation Development Corp. (Delta Air Lines, Inc.) Series 2018 5.00%, 01/01/2027	3,000	3,153,616
5.00%, 01/01/2028	2,590	2,736,275
5.00%, 01/01/2029	3,665	3,869,222
Series 2020 4.00%, 10/01/2030	1,500	1,508,464
New York Transportation Development Corp. (JFK International Air Terminal LLC) Series 2022 5.00%, 12/01/2038	1,700	1,830,407
5.00%, 12/01/2040	2,850	3,046,439
New York Transportation Development Corp. (Laguardia Gateway Partners LLC) Series 2016-A 5.00%, 07/01/2046	345	355,452
Port Authority of New York & New Jersey Series 2021-2 5.00%, 07/15/2028	1,025	1,157,130
Suffolk Tobacco Asset Securitization Corp. Series 2021 5.00%, 06/01/2028	2,265	2,493,883
5.00%, 06/01/2032	2,245	2,503,926
Triborough Bridge & Tunnel Authority (Metropolitan Transportation Authority Payroll Mobility Tax Revenue) Series 2021 5.00%, 05/15/2050	4,740	5,234,729
Series 2021-A 2.00%, 05/15/2045	2,945	2,908,256
2.591%, 05/15/2036	2,000	1,675,896
2.917%, 05/15/2040	1,000	807,721

		192,913,085

North Carolina – 0.7%
Fayetteville State University Series 2023 5.00%, 04/01/2032(a) (c)	655	723,640

	Principal Amount (000)	U.S. $ Value

State of North Carolina (State of North Carolina Fed Hwy Grant) Series 2015 5.00%, 03/01/2026	$6,710	$7,227,267
Series 2019 5.00%, 03/01/2029	3,780	4,421,594
5.00%, 03/01/2033	2,910	3,317,732
Series 2021 5.00%, 03/01/2028	1,175	1,357,022

		17,047,255

North Dakota – 0.0%
County of Grand Forks ND (Red River Biorefinery LLC) Series 2021 6.625%, 12/15/2031(a)	425	262,299
7.00%, 12/15/2043(a)	440	262,430

		524,729

Ohio – 1.6%
American Municipal Power, Inc. Series 2016-A 5.00%, 02/15/2036	5,000	5,378,214
Series 2019 5.00%, 02/15/2035	1,425	1,613,819
Series 2021 4.00%, 02/15/2037	1,430	1,478,627
4.00%, 02/15/2038	1,330	1,366,594
5.00%, 02/15/2034	1,680	1,938,859
Buckeye Tobacco Settlement Financing Authority Series 2020-A 4.00%, 06/01/2039	1,000	1,006,214
City of Chillicothe OH (Adena Health System Obligated Group) Series 2017 5.00%, 12/01/2037	3,385	3,614,704
City of Cleveland OH Airport System Revenue AGM Series 2016-B 5.00%, 01/01/2023	1,510	1,531,564
5.00%, 01/01/2024	1,075	1,124,703
City of Cleveland OH Income Tax Revenue Series 2017-B1 5.00%, 10/01/2027	2,500	2,869,592
5.00%, 10/01/2029	3,085	3,523,893
5.00%, 10/01/2030	2,000	2,274,750
Series 2017-B2 5.00%, 10/01/2029	1,485	1,697,963
County of Cuyahoga OH (MetroHealth System (The)) Series 2017 5.00%, 02/15/2037	5,600	5,816,249
Ohio Higher Educational Facility Commission (University of Dayton) Series 2022 5.00%, 02/01/2038	1,250	1,405,575
5.00%, 02/01/2039	3,860	4,329,045

		40,970,365

	Principal Amount (000)	U.S. $ Value

Oklahoma – 0.0%
Oklahoma Development Finance Authority (Gilcrease Expressway West) Series 2020 1.625%, 07/06/2023	$500	$492,566

Oregon – 0.7%
Deschutes County Hospital Facilities Authority (St. Charles Health System Obligated Group) Series 2016-A 4.00%, 01/01/2033	1,000	1,014,262
Oregon Health & Science University (Oregon Health & Science University Obligated Group) Series 2021-B 5.00%, 07/01/2046	4,750	5,333,903
Port of Portland OR Airport Revenue Series 2022-2 4.00%, 07/01/2038	5,000	5,031,722
4.00%, 07/01/2040	3,500	3,510,940
Tri-County Metropolitan Transportation District of Oregon Series 2018-A 4.00%, 10/01/2033	1,960	2,019,633
5.00%, 10/01/2029	1,910	2,165,449

		19,075,909

Other – 0.2%
Federal Home Loan Mortgage Corp. Multifamily ML Certificates Series 2021-ML12 2.34%, 07/25/2041(a)	2,486	2,187,665
Federal Home Loan Mortgage Corp. Multifamily VRD Certificates 2.65%, 06/15/2036(a)	3,775	3,400,008

		5,587,673

Pennsylvania – 4.1%
Allegheny County Airport Authority Series 2021-A 4.00%, 01/01/2037	1,750	1,758,789
4.00%, 01/01/2040	1,165	1,163,339
4.00%, 01/01/2041	5,255	5,224,921
5.00%, 01/01/2035	5,205	5,763,264
Berks County Municipal Authority (The) (Tower Health Obligated Group) Series 2012-A 4.50%, 11/01/2041	1,000	747,300
Series 2020-B 5.00%, 02/01/2040	2,000	1,904,717
Bucks County Industrial Development Authority (Grand View Hospital/Sellersville PA Obligated Group) Series 2021 5.00%, 07/01/2032	1,000	1,075,424
5.00%, 07/01/2033	1,150	1,225,813
5.00%, 07/01/2034	1,300	1,375,041
5.00%, 07/01/2035	1,050	1,103,556

	Principal Amount (000)	U.S. $ Value

City of Philadelphia PA Series 2017 5.00%, 08/01/2028	$12,990	$14,655,467
City of Philadelphia PA Airport Revenue Series 2021 5.00%, 07/01/2028	3,035	3,403,716
City of Philadelphia PA Water & Wastewater Revenue Series 2017-A 5.00%, 10/01/2032	1,000	1,118,651
5.00%, 10/01/2033	1,135	1,265,558
Commonwealth of Pennsylvania Series 2017 5.00%, 01/01/2024	3,600	3,773,694
Hospitals & Higher Education Facilities Authority of Philadelphia (The) (Temple University Health System Obligated Group) AGM Series 2022 4.00%, 07/01/2040	10,000	10,063,915
Lancaster County Hospital Authority/PA (St. Anne’s Retirement Community Obligated Group) Series 2022 3.50%, 03/01/2025	1,410	1,388,432
5.00%, 03/01/2033	1,600	1,636,913
Montgomery County Higher Education and Health Authority (Thomas Jefferson University Obligated Group) Series 2018 5.00%, 09/01/2034	1,500	1,639,104
Series 2022 4.00%, 05/01/2036	1,100	1,133,023
4.00%, 05/01/2037	1,500	1,540,320
4.00%, 05/01/2038	1,375	1,407,100
4.00%, 05/01/2039	1,500	1,530,800
4.00%, 05/01/2040	2,000	2,035,302
4.00%, 05/01/2041	3,000	3,044,889
4.00%, 05/01/2042	2,125	2,150,533
Moon Industrial Development Authority (Baptist Homes Society) Series 2015 5.125%, 07/01/2025	1,300	1,294,562
Pennsylvania Economic Development Financing Authority (UPMC Obligated Group) Series 2022-C 2.03% (MUNIPSA + 0.70%), 11/15/2047(b)	5,000	4,905,608
Pennsylvania Higher Educational Facilities Authority (University of Pennsylvania Health System Obligated Group (The)) Series 2022 4.00%, 08/15/2042	2,000	2,039,729

	Principal Amount (000)	U.S. $ Value

Pennsylvania Turnpike Commission Series 2017 5.00%, 12/01/2028	$1,750	$2,003,546
5.00%, 12/01/2029	1,255	1,418,651
Series 2017-B 5.00%, 06/01/2034	5,830	6,333,720
5.00%, 06/01/2036	1,750	1,890,396
Series 2019 5.00%, 12/01/2023	4,250	4,436,768
Series 2021-A 3.00%, 12/01/2042	1,245	1,068,675
Series 2021-B 4.00%, 12/01/2039	2,000	2,015,523
Philadelphia Authority for Industrial Development (MaST Community Charter School III) Series 2021 5.00%, 08/01/2040	1,000	1,040,682
School District of Philadelphia (The) Series 2016-F 5.00%, 09/01/2034	5,000	5,344,946

		106,922,387

Puerto Rico – 0.4%
Commonwealth of Puerto Rico Series 2021-A Zero Coupon, 07/01/2024	261	242,702
Zero Coupon, 07/01/2033	4,179	2,483,879
4.00%, 07/01/2033	3	2,776
4.00%, 07/01/2035	3	2,461
4.00%, 07/01/2037	2	2,090
4.00%, 07/01/2041	3	2,792
4.00%, 07/01/2046	3	2,848
5.25%, 07/01/2023	752	766,627
5.375%, 07/01/2025	153	160,470
5.625%, 07/01/2027	488	528,917
5.625%, 07/01/2029	1,128	1,246,488
5.75%, 07/01/2031	228	255,910
Series 2022-C 0.00%, 11/01/2043	20	10,758
Puerto Rico Electric Power Authority AGM Series 2007-V 5.25%, 07/01/2031(e) (f)	970	986,943
Puerto Rico Highway & Transportation Authority AGC Series 2005-L 5.25%, 07/01/2041	790	796,761
AGC Series 2007-N 5.25%, 07/01/2034	1,010	1,031,370
5.25%, 07/01/2036	1,095	1,116,253
AGM Series 2007-C 5.25%, 07/01/2036	100	101,945
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018-A Zero Coupon, 07/01/2024	790	741,037

		10,483,027

Rhode Island – 0.1%
Rhode Island Health and Educational Building Corp. (City of Newport RI) Series 2022-C 4.00%, 05/15/2040	3,435	3,564,229

	Principal Amount (000)	U.S. $ Value

South Carolina – 1.2%
Columbia Housing Authority/SC Series 2022 4.80%, 11/01/2024	$525	$522,939
5.26%, 11/01/2032	100	101,159
5.41%, 11/01/2039	1,315	1,335,239
6.28%, 11/01/2039	100	101,370
County of Richland SC Series 2021-A 5.00%, 03/01/2028	13,020	15,156,404
South Carolina Jobs-Economic Development Authority (Last Step Recycling LLC) Series 2021 6.25%, 06/01/2040(a)	1,000	852,783
South Carolina Public Service Authority Series 2016-A 5.00%, 12/01/2034	1,000	1,055,022
5.00%, 12/01/2036	1,535	1,613,858
Series 2016-B 5.00%, 12/01/2037	5,040	5,324,721
Series 2016-C 5.00%, 12/01/2035	930	984,873
Series 2020-A 4.00%, 12/01/2042	2,260	2,247,324
Series 2021-B 4.00%, 12/01/2039	1,975	1,981,634

		31,277,326

Tennessee – 0.9%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.00%, 12/01/2035(a)	1,410	1,413,902
Series 2016-B Zero Coupon, 12/01/2031(a)	1,000	622,767
City of Pigeon Forge TN Series 2021-B 5.00%, 06/01/2024	4,545	4,819,215
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Vanderbilt University Medical Center Obligated Group) Series 2021 5.00%, 07/01/2031	5,095	5,888,055
Tennessee Energy Acquisition Corp. (Goldman Sachs Group, Inc. (The)) Series 2021 5.00%, 05/01/2052	8,770	9,513,760
Wilson County Health & Educational Facilities Board Series 2021 4.00%, 12/01/2039	1,000	811,435
4.25%, 12/01/2024	1,000	956,841

		24,025,975

	Principal Amount (000)	U.S. $ Value

Texas – 6.8%
Board of Regents of the University of Texas System Series 2016-H 5.00%, 08/15/2022	$6,225	$6,233,224
Central Texas Regional Mobility Authority Series 2021-B 5.00%, 01/01/2030	1,800	2,040,561
5.00%, 01/01/2034	1,575	1,768,051
5.00%, 01/01/2035	1,350	1,507,295
5.00%, 01/01/2037	1,675	1,855,550
5.00%, 01/01/2039	1,000	1,100,361
Series 2021-C 5.00%, 01/01/2027	5,000	5,416,840
City of Austin TX Water & Wastewater System Revenue Series 2021 5.00%, 11/15/2039	2,885	3,358,137
City of Houston TX Series 2021-A 5.00%, 03/01/2026	2,500	2,771,307
5.00%, 03/01/2027	4,180	4,742,373
City of Houston TX Airport System Revenue Series 2020-A 4.00%, 07/01/2037	3,000	3,018,361
Series 2021-A 4.00%, 07/01/2035	1,100	1,109,470
4.00%, 07/01/2037	1,085	1,092,347
4.00%, 07/01/2039	2,500	2,508,120
4.00%, 07/01/2040	5,175	5,185,941
5.00%, 07/01/2032	1,000	1,142,288
5.00%, 07/01/2033	3,000	3,393,769
City of Houston TX Airport System Revenue (United Airlines, Inc.) Series 2014 5.00%, 07/01/2029	2,465	2,512,313
City of Houston TX Combined Utility System Revenue Series 2014-C 5.00%, 05/15/2024	1,100	1,164,886
Series 2019-B 4.00%, 11/15/2039	1,015	1,047,352
Series 2020-C 5.00%, 11/15/2022	4,330	4,374,806
AGM Series 1998
Zero Coupon, 12/01/2022 (Pre-refunded/ETM)	8,265	8,219,801
City of San Antonio TX Electric & Gas Systems Revenue Series 2021-A 5.00%, 02/01/2038	1,750	1,995,060
5.00%, 02/01/2039	2,000	2,271,400
5.00%, 02/01/2040	2,470	2,798,255

	Principal Amount (000)	U.S. $ Value

Conroe Local Government Corp. (Conroe Local Government Corp. Conroe Convention Center Hotel) Series 2021 4.00%, 10/01/2041	$905	$945,592
Dallas Area Rapid Transit (Dallas Area Rapid Transit Sales Tax) Series 2020-B 5.00%, 12/01/2022	1,250	1,264,995
5.00%, 12/01/2023	4,000	4,182,278
Fort Worth Independent School District Series 2021-A 5.00%, 02/15/2026	2,900	3,220,678
5.00%, 02/15/2027	2,350	2,672,221
Harris County Cultural Education Facilities Finance Corp. (Texas Children’s Hospital Obligated Group) Series 2021 4.00%, 10/01/2041	2,000	2,022,256
Harris County Flood Control District Series 2021-A 4.00%, 10/01/2039	7,790	8,072,053
Hidalgo County Regional Mobility Authority Series 2022-A 4.00%, 12/01/2040	1,000	968,341
4.00%, 12/01/2041	750	722,539
5.00%, 12/01/2033	750	810,313
Series 2022-B 4.00%, 12/01/2041	1,000	942,015
Lewisville Independent School District Series 2020 5.00%, 08/15/2023	2,430	2,516,638
5.00%, 08/15/2024	2,295	2,448,603
Lower Colorado River Authority (LCRA Transmission Services Corp.) Series 2021 5.00%, 05/15/2029	800	931,022
Series 2022 5.00%, 05/15/2040	5,000	5,614,594
5.00%, 05/15/2041	10,000	11,194,533
New Hope Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc. Obligated Group) Series 2021 2.00%, 11/15/2061	900	512,845
7.50%, 11/15/2036	225	203,562
7.50%, 11/15/2037	35	30,682
New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries Obligated Group) Series 2022 4.00%, 01/01/2042(c)	1,825	1,525,302
New Hope Cultural Education Facilities Finance Corp. (Westminster Manor) Series 2016 5.00%, 11/01/2031	1,000	1,044,376

	Principal Amount (000)	U.S. $ Value

Newark Higher Education Finance Corp. (TLC Academy) Series 2021-A 4.00%, 08/15/2041	$1,690	$1,491,588
North Texas Tollway Authority (North Texas Tollway System) Series 2017-A 5.00%, 01/01/2038	3,000	3,029,329
Series 2021-B 4.00%, 01/01/2032	1,080	1,160,442
Port Authority of Houston of Harris County Texas Series 2021 5.00%, 10/01/2027	1,065	1,223,010
Port Beaumont Navigation District (Jefferson Railport Terminal II LLC) Series 2020 3.625%, 01/01/2035(a)	240	210,557
Series 2021 2.00%, 01/01/2027(a)	550	496,322
San Antonio Water System Series 2021-A 5.00%, 05/15/2035	1,160	1,356,543
5.00%, 05/15/2036	3,700	4,316,717
5.00%, 05/15/2037	3,275	3,819,027
Spring Independent School District Series 2021 5.00%, 08/15/2027	1,430	1,639,365
Tarrant County Cultural Education Facilities Finance Corp. (CHRISTUS Health Obligated Group) Series 2018-A 5.00%, 07/01/2030	2,465	2,744,408
5.00%, 07/01/2031	10,940	12,092,491
Tarrant County Cultural Education Facilities Finance Corp. (Edgemere Retirement Senior Quality Lifestyles Corp.) Series 2015-A 5.00%, 11/15/2025(e) (f)	1,105	442,000
Texas Water Development Board (Texas Water Development Board State Revolving Fund) Series 2021 4.00%, 08/01/2036	10,410	11,065,936
University of North Texas System Series 2022 5.00%, 04/15/2035	1,015	1,191,593
5.00%, 04/15/2036	1,000	1,170,025
5.00%, 04/15/2037	1,320	1,538,469
5.00%, 04/15/2038	1,525	1,772,818

		175,233,946

Utah – 0.8%
City of Salt Lake City UT Airport Revenue Series 2021-A 4.00%, 07/01/2038	15,880	15,948,459
4.00%, 07/01/2040	2,915	2,903,383

	Principal Amount (000)	U.S. $ Value

Military Installation Development Authority Series 2021-A 4.00%, 06/01/2041	$1,000	$843,081

		19,694,923

Virginia – 1.6%
Fairfax County Economic Development Authority (County of Fairfax VA) Series 2020 5.00%, 08/01/2032	410	486,126
5.00%, 08/01/2033	410	483,073
Halifax County Industrial Development Authority (Virginia Electric and Power Co.) Series 2022 1.65%, 12/01/2041	5,000	4,949,133
Hampton Roads Transportation Accountability Commission Series 2021-A 5.00%, 07/01/2026	2,685	2,994,919
Virginia Small Business Financing Authority (95 Express Lanes LLC) Series 2022 5.00%, 01/01/2032	3,220	3,606,011
5.00%, 07/01/2032	2,800	3,132,897
5.00%, 01/01/2033	4,000	4,456,541
5.00%, 07/01/2033	8,090	8,994,982
5.00%, 01/01/2037	2,175	2,380,064
Virginia Small Business Financing Authority (Elizabeth River Crossings OpCo LLC) Series 2022 4.00%, 07/01/2035	3,250	3,307,543
4.00%, 01/01/2039	6,500	6,501,826

		41,293,115

Washington – 3.9%
City of Seattle WA Municipal Light & Power Revenue Series 2021-A 4.00%, 07/01/2033	2,060	2,248,113
4.00%, 07/01/2035	2,020	2,168,812
City of Seattle WA Water System Revenue Series 2017 5.00%, 08/01/2023	4,020	4,157,814
Energy Northwest (Bonneville Power Administration) Series 2016 5.00%, 07/01/2025	19,925	21,738,524
Series 2021-A 4.00%, 07/01/2042	1,000	1,017,485
Port of Seattle WA Series 2013 5.00%, 07/01/2024	4,820	4,943,996
Series 2019 5.00%, 04/01/2033	2,000	2,219,447
5.00%, 04/01/2034	1,000	1,099,527
Series 2021 4.00%, 08/01/2040	2,000	1,988,851
5.00%, 08/01/2022	2,075	2,075,000
5.00%, 09/01/2022	7,045	7,063,034
5.00%, 08/01/2023	1,165	1,197,200

	Principal Amount (000)	U.S. $ Value

Spokane County School District No. 81 Spokane Series 2012 3.00%, 12/01/2031	$5,000	$5,004,871
State of Washington Series 2015-R 5.00%, 07/01/2026	13,325	14,336,702
Series 2021-A 5.00%, 02/01/2029	2,570	3,029,637
Series 2021-C 5.00%, 02/01/2029	6,385	7,526,938
Series 2021-F 5.00%, 06/01/2029	3,165	3,751,411
University of Washington Series 2022-A 5.00%, 04/01/2034	3,250	3,863,110
5.00%, 04/01/2035	2,645	3,133,329
5.00%, 04/01/2037	1,340	1,576,997
Series 2022-B 2.787%, 07/01/2033	2,500	2,275,665
Washington State Convention Center Public Facilities District (Washington State Convention Center Public Facilities District Hotel Occupancy Tax) Series 2021 4.00%, 07/01/2031	1,600	1,585,587
Washington State Housing Finance Commission Series 2021-1, Class A 3.50%, 12/20/2035	983	933,315
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2016 5.00%, 01/01/2036(a)	2,125	2,122,609

		101,057,974

West Virginia – 0.1%
City of South Charleston WV (City of South Charleston WV South Charleston Park Place Excise Tax District) Series 2022 4.25%, 06/01/2042(a)	1,185	1,002,354
Tobacco Settlement Finance Authority/WV Series 2020 4.875%, 06/01/2049	2,600	2,398,084
West Virginia Economic Development Authority (Arch Resources, Inc.) Series 2021 4.125%, 07/01/2045	265	265,687

		3,666,125

Wisconsin – 2.2%
St. Croix Chippewa Indians of Wisconsin Series 2021 5.00%, 09/30/2041(a)	1,000	819,819

	Principal Amount (000)	U.S. $ Value

State of Wisconsin Series 2021-2 5.00%, 05/01/2026	$5,850	$6,553,836
5.00%, 05/01/2029	6,000	7,131,223
Series 2023-1 5.00%, 05/01/2028(c)	4,300	4,843,198
UMA Education, Inc. Series 2019 5.00%, 10/01/2022(a)	140	140,401
5.00%, 10/01/2023(a)	150	152,468
5.00%, 10/01/2025(a)	555	572,977
5.00%, 10/01/2026(a)	590	612,851
5.00%, 10/01/2027(a)	610	636,437
5.00%, 10/01/2028(a)	335	349,403
5.00%, 10/01/2029(a)	155	161,620
Wisconsin Department of Transportation Series 2013-1 5.00%, 07/01/2023	5,500	5,672,372
5.00%, 07/01/2024 (Pre-refunded/ETM)	6,500	6,704,372
Wisconsin Housing & Economic Development Authority (Roers Sun Prairie Apartments Owner LLC) Series 2022 4.625%, 03/15/2040(a)	280	259,367
Series 2022-A 3.875%, 12/01/2039(a)	1,285	1,185,352
Wisconsin Public Finance Authority Series 2022 5.00%, 02/01/2042	2,000	2,138,733
5.50%, 02/01/2042(a)	3,100	3,145,704
Wisconsin Public Finance Authority (Appalachian Regional Healthcare System Obligated Group) Series 2021 5.00%, 07/01/2035	300	327,414
5.00%, 07/01/2036	350	380,618
5.00%, 07/01/2037	275	297,764
5.00%, 07/01/2038	375	404,284
5.00%, 07/01/2039	350	375,923
5.00%, 07/01/2040	325	347,745
Wisconsin Public Finance Authority (Catholic Bishop of Chicago (The)) Series 2021 5.75%, 07/25/2041(a)	5,000	4,830,078
Wisconsin Public Finance Authority (National Senior Communities, Inc. Obligated Group) Series 2022 4.00%, 01/01/2042	1,375	1,340,414
Wisconsin Public Finance Authority (Queens University of Charlotte) Series 2022 5.25%, 03/01/2042	3,000	3,137,676
Wisconsin Public Finance Authority (Renown Regional Medical Center) Series 2020 4.00%, 06/01/2035	1,220	1,225,545

	Principal Amount (000)	U.S. $ Value

Wisconsin Public Finance Authority (Roseman University of Health Sciences) Series 2022 4.00%, 04/01/2032(a)	$915	$903,693
Wisconsin Public Finance Authority (Samaritan Housing Foundation Obligated Group) Series 2021-B 2.25%, 06/01/2027(a)	1,500	1,381,330
Wisconsin Public Finance Authority (Southeastern Regional Medical Center Obligated Group) Series 2022 5.00%, 02/01/2033	1,725	1,903,358

		57,935,975

Total Long-Term Municipal Bonds (cost $2,346,394,193)		2,244,416,939

Short-Term Municipal Notes – 6.8%
Arizona – 0.4%
Arizona Health Facilities Authority (Banner Health Obligated Group) Series 2017-C 1.89%, 01/01/2046(g)	8,300	8,300,000
Arizona Industrial Development Authority (Phoenix Children’s Hospital) Series 2019 1.89%, 02/01/2048(g)	3,300	3,300,000

		11,600,000

California – 1.5%
Abag Finance Authority for Nonprofit Corps. (Sharp Healthcare Obligated Group) Series 2009-C 1.17%, 08/01/2035(g)	1,565	1,565,000
Series 2009-D 1.17%, 08/01/2035(g)	1,800	1,800,000
City of Los Angeles CA Series 2021-B 5.00%, 09/01/2022	13,070	13,108,731
Southern California Public Power Authority
Series 2020 1.65%, 07/01/2036(g)	8,730	8,730,000
State of California Series 2019-B 1.10%, 05/01/2040(g)	14,600	14,600,000

		39,803,731

Colorado – 0.3%
Colorado Health Facilities Authority (Children’s Hospital Colorado Obligated Group)
Series 2020 1.45%, 12/01/2052(g)	2,650	2,650,000
1.89%, 12/01/2052(g)	3,850	3,850,000

		6,500,000

	Principal Amount (000)	U.S. $ Value

District of Columbia – 0.7%
District of Columbia (Carnegie Endowment for International Peace) Series 2010 1.38%, 11/01/2045(g)	$2,500	$2,500,000
District of Columbia (Georgetown University (The)) Series 2016 1.33%, 04/01/2041(g)	7,700	7,700,000
District of Columbia (MedStar Health Obligated Group) Series 2012-A 1.28%, 08/15/2038(g)	4,440	4,440,000
Series 2017-A 1.89%, 08/15/2038(g)	2,900	2,900,000

		17,540,000

Florida – 0.4%
Florida Keys Aqueduct Authority Series 2013 1.30%, 09/01/2035(g)	9,370	9,370,000
Halifax Hospital Medical Center (Halifax Hospital Medical Center Obligated Group)
Series 2010 1.46%, 06/01/2048(g)	1,685	1,685,000

		11,055,000

Illinois – 0.2%
Illinois Finance Authority (Latin School of Chicago (The)) Series 2005-B 1.47%, 08/01/2035(g)	1,245	1,245,000
Illinois Finance Authority (OSF Healthcare System Obligated Group) Series 2018 1.89%, 11/15/2037(g)	1,075	1,075,000
Village of Brookfield IL (Chicago Zoological Society (The)) Series 2008 1.32%, 06/01/2038(g)	2,350	2,350,000

		4,670,000

Indiana – 0.1%
Indiana Municipal Power Agency Series 2019-B 1.96%, 01/01/2042(g)	1,380	1,380,000

	Principal Amount (000)	U.S. $ Value

Louisiana – 0.3%
Louisiana Public Facilities Authority (CHRISTUS Health Obligated Group) Series 2009 1.25%, 07/01/2047(g)	$5,250	$5,250,000
Louisiana Public Facilities Authority (Coca-Cola Bottling Co. United-Gulf Coast LLC) Series 2013 1.30%, 04/02/2023(g)	2,280	2,280,000

		7,530,000

Massachusetts – 0.1%
Massachusetts Development Finance Agency (Trustees of The College of The Holy Cross) Series 2018 1.89%, 09/01/2037(g)	1,800	1,800,000

Minnesota – 0.5%
City of Minneapolis MN (Fairview Health Services Obligated Group) Series 2018 1.47%, 11/15/2048(g)	2,750	2,750,000
City of Minneapolis MN/St. Paul Housing & Redevelopment Authority (Allina Health Obligated Group) Series 2008 1.42%, 11/15/2034(g)	1,000	1,000,000
Series 2009-B 1.81%, 11/15/2035(g)	9,005	9,005,000

		12,755,000

New Jersey – 0.2%
New Jersey Health Care Facilities Financing Authority (AHS Hospital Corp.) Series 2008-C 1.32%, 07/01/2036(g)	1,145	1,145,000
New Jersey Health Care Facilities Financing Authority (Virtua Health Obligated Group) Series 2009-C 1.65%, 07/01/2043(g)	3,600	3,600,000

		4,745,000

New York – 0.9%
Build NYC Resource Corp. (Asia Society (The)) Series 2015 1.38%, 04/01/2045(g)	4,725	4,725,000
New York City Health and Hospitals Corp. Series 2008-B 1.35%, 02/15/2031(g)	11,000	11,000,000

	Principal Amount (000)	U.S. $ Value

New York State Housing Finance Agency (8 East 102nd Street LLC) Series 2012 1.35%, 05/01/2044(g)	$4,025	$4,025,000
Triborough Bridge & Tunnel Authority Series 2018-C 1.79%, 01/01/2032(g)	1,415	1,415,000
Trust for Cultural Resources of The City of New York (The) (New York Botanical Garden (The)) Series 2009 1.38%, 07/01/2032(g)	2,540	2,540,000

		23,705,000

Ohio – 0.0%
Columbus Regional Airport Authority Series 2006 1.32%, 12/01/2036(g)	965	965,000

Oregon – 0.1%
Oregon State Facilities Authority (PeaceHealth Obligated Group) Series 2018-A 1.96%, 08/01/2034(g)	2,100	2,100,000

Texas – 0.2%
Austin Independent School District Series 2021 5.00%, 08/01/2022	4,880	4,880,000

Washington – 0.7%
Port of Tacoma WA Series 2019-B 1.40%, 12/01/2044(g)	18,000	18,000,000
Washington State Housing Finance Commission (Vintage at Urban Center LLC) Series 2015 1.33%, 07/01/2047(g)	1,075	1,075,000

		19,075,000

Wisconsin – 0.2%
Wisconsin Health & Educational Facilities Authority (Medical College of Wisconsin, Inc.) Series 2008-B 1.96%, 12/01/2033(g)	6,225	6,225,000

Total Short-Term Municipal Notes (cost $176,343,351)		176,328,731

Total Municipal Obligations (cost $2,522,737,544)		2,420,745,670

CORPORATES - INVESTMENT GRADE – 0.8%
Industrial – 0.8%
Capital Goods – 0.1%
Caterpillar Financial Services Corp. 1.668% (SOFR + 0.27%), 09/13/2024(b)	2,500	2,452,050

	Principal Amount (000)	U.S. $ Value

John Deere Capital Corp. 1.651% (SOFR + 0.12%), 07/10/2023(b)	$1,435	$1,428,959

		3,881,009

Consumer Cyclical - Automotive – 0.2%
General Motors Financial Co., Inc. 2.833% (SOFR + 1.30%), 04/07/2025(b)	5,000	4,908,750

Consumer Non-Cyclical – 0.4%
Baylor Scott & White Holdings Series 2021 0.827%, 11/15/2025	1,000	910,540
1.777%, 11/15/2030	1,000	844,180
Sutter Health Series 20A 3.161%, 08/15/2040	1,000	804,570
Ochsner LSU Health System of North Louisiana Series 2021 2.51%, 05/15/2031	2,300	1,933,771
UPMC Series D-1 3.60%, 04/03/2025	5,600	5,630,408

		10,123,469

Services – 0.1%
Hackensack Meridian Health, Inc. Series 2020 2.675%, 09/01/2041	1,790	1,383,455

Total Corporates - Investment Grade (cost $21,960,927)		20,296,683

CORPORATES - NON-INVESTMENT GRADE – 0.3%
Industrial – 0.3%
Banks – 0.0%
UMB Financial Corp. 10.00%, 01/01/2049(h) (i)	145	144,821

Communications - Media – 0.1%
CCO Holdings LLC/CCO Holdings Capital Corp. 4.25%, 01/15/2034(a)	1,933	1,599,209
DISH DBS Corp. 5.25%, 12/01/2026(a)	959	821,681
5.75%, 12/01/2028(a)	996	807,726

		3,228,616

Consumer Non-Cyclical – 0.1%
Medline Borrower LP 3.875%, 04/01/2029(a)	2,000	1,805,700

Transportation - Airlines – 0.1%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.50%, 04/20/2026(a)	650	641,082
5.75%, 04/20/2029(a)	575	550,597

	Principal Amount (000)	U.S. $ Value

United Airlines, Inc. 4.375%, 04/15/2026(a)	$600	$577,650
4.625%, 04/15/2029(a)	275	253,465

		2,022,794

Total Corporates - Non-Investment Grade (cost $8,131,751)		7,201,931

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.2%
Agency CMBS – 0.2%
California Housing Finance Agency Series 2021-2, Class A 3.75%, 03/25/2035	4,955	5,075,730
Federal Home Loan Mortgage Corp. Multifamily ML Certificates Series 2021-ML10, Class ACA 2.046%, 06/25/2038	990	844,962
Washington State Housing Finance Commission Series 2021-1, Class X 0.725%, 12/20/2035(j)	985	53,412

Total Commercial Mortgage-Backed Securities (cost $6,929,166)		5,974,104

GOVERNMENTS - TREASURIES – 0.2%
United States – 0.2%
U.S. Treasury Notes 2.625%, 02/15/2029(d) (cost $4,999,284)	5,000	4,975,781

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.0%
Risk Share Floating Rate – 0.0%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2013-DN2, Class M2 6.509% (LIBOR 1 Month + 4.25%), 11/25/2023(b)	110	113,514
Series 2014-DN3, Class M3 6.259% (LIBOR 1 Month + 4.00%), 08/25/2024(b)	38	38,326
Federal National Mortgage Association Connecticut Avenue Securities Series 2014-C03, Class 2M2 5.159% (LIBOR 1 Month + 2.90%), 07/25/2024(b)	56	56,502
Series 2015-C02, Class 1M2 6.259% (LIBOR 1 Month + 4.00%), 05/25/2025(b)	60	60,837

Total Collateralized Mortgage Obligations (cost $259,785)		269,179

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 1.8%
Investment Companies – 1.8%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 1.72%(k) (l) (m) (cost $45,346,924)	45,346,924	$45,346,924

Total Investments – 96.8% (cost $2,610,365,381)(n)		2,504,810,272
Other assets less liabilities – 3.2%		83,279,680

Net Assets – 100.0%		$2,588,089,952

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	15,000	04/29/2024	2.765%	CPI#	Maturity	$1,278,379	$—	$1,278,379
USD	30,000	08/06/2024	2.815%	CPI#	Maturity	2,099,622	—	2,099,622
USD	20,000	11/02/2024	3.310%	CPI#	Maturity	894,685	—	894,685
USD	25,000	11/19/2024	3.695%	CPI#	Maturity	818,986	—	818,986
USD	40,000	11/24/2024	3.469%	CPI#	Maturity	1,584,885	—	1,584,885
USD	5,345	01/15/2025	2.565%	CPI#	Maturity	527,961	—	527,961
USD	2,673	01/15/2025	2.585%	CPI#	Maturity	261,872	—	261,872
USD	2,672	01/15/2025	2.613%	CPI#	Maturity	258,806	—	258,806
USD	148,000	01/15/2026	3.508%	CPI#	Maturity	7,813,579	—	7,813,579
USD	135,000	01/15/2026	3.580%	CPI#	Maturity	6,612,500	—	6,612,500
USD	10,000	04/01/2026	2.508%	CPI#	Maturity	1,013,817	—	1,013,817
USD	30,000	08/06/2026	2.689%	CPI#	Maturity	2,283,599	—	2,283,599
USD	25,000	10/04/2026	2.725%	CPI#	Maturity	1,596,852	—	1,596,852
USD	25,000	11/24/2026	3.176%	CPI#	Maturity	1,007,849	—	1,007,849
USD	74,000	01/15/2028	3.232%	CPI#	Maturity	4,197,637	—	4,197,637
USD	19,310	01/15/2028	1.230%	CPI#	Maturity	3,837,887	—	3,837,887
USD	14,770	01/15/2028	0.735%	CPI#	Maturity	3,484,192	—	3,484,192
USD	25,000	10/04/2028	2.661%	CPI#	Maturity	1,691,196	—	1,691,196
USD	12,000	08/29/2029	1.748%	CPI#	Maturity	2,108,419	—	2,108,419
USD	4,825	01/15/2030	1.572%	CPI#	Maturity	927,844	—	927,844
USD	4,825	01/15/2030	1.587%	CPI#	Maturity	920,879	—	920,879
USD	1,670	01/15/2030	1.714%	CPI#	Maturity	298,188	—	298,188
USD	1,670	01/15/2030	1.731%	CPI#	Maturity	295,421	—	295,421
USD	7,850	01/15/2031	2.782%	CPI#	Maturity	659,836	—	659,836
USD	6,150	01/15/2031	2.680%	CPI#	Maturity	582,102	—	582,102
USD	15,000	12/02/2035	2.074%	CPI#	Maturity	2,671,051	—	2,671,051
USD	25,000	04/01/2036	2.438%	CPI#	Maturity	3,009,679	—	3,009,679
USD	32,000	04/29/2036	2.503%	CPI#	Maturity	3,479,272	—	3,479,272
USD	10,000	05/01/2036	2.510%	CPI#	Maturity	1,074,665	—	1,074,665
USD	30,000	08/03/2036	2.488%	CPI#	Maturity	2,878,928	—	2,878,928
USD	20,000	08/06/2036	2.440%	CPI#	Maturity	2,042,254	—	2,042,254
USD	40,000	10/04/2036	2.510%	CPI#	Maturity	3,223,314	—	3,223,314
USD	35,000	11/02/2036	2.638%	CPI#	Maturity	2,126,097	—	2,126,097

						$67,562,253	$—	$67,562,253

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	30,000	07/22/2023	0.275%	3 Month LIBOR	Semi-Annual/ Quarterly	$920,752	$—	$920,752
USD	55,000	01/15/2024	1 Day SOFR	0.876%	Annual	(1,569,781)	—	(1,569,781)
USD	37,000	01/15/2027	1 Day SOFR	2.484%	Annual	210,563	—	210,563
USD	15,000	07/22/2031	1.227%	3 Month LIBOR	Semi-Annual/ Quarterly	1,782,529	—	1,782,529
USD	70,000	04/15/2032	1.254%	1 Day SOFR	Annual	7,049,543	—	7,049,543
USD	55,000	04/15/2032	2.677%	1 Day SOFR	Annual	(1,425,853)	—	(1,425,853)
USD	37,000	04/15/2032	2.316%	1 Day SOFR	Annual	208,467	—	208,467
USD	20,000	04/15/2032	1.658%	1 Day SOFR	Annual	1,291,704	—	1,291,704
USD	20,000	04/15/2032	1.862%	1 Day SOFR	Annual	926,449	—	926,449
USD	13,000	07/22/2036	1.440%	3 Month LIBOR	Semi-Annual/ Quarterly	2,114,189	—	2,114,189

						$11,508,562	$—	$11,508,562

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2022	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	7.50%	USD	60	$(13,519)	$(5,623)	$(7,896)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	520	(117,164)	(62,867)	(54,297)
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	35	(7,837)	(4,078)	(3,759)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	33	(7,445)	(3,125)	(4,320)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	409	(92,281)	(38,782)	(53,499)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	615	(138,716)	(56,799)	(81,917)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	1,056	(238,247)	(123,155)	(115,092)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	201	(45,259)	(24,183)	(21,076)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	533	(120,298)	(47,811)	(72,487)

						$(780,766)	$(366,423)	$(414,343)

*	Termination date

INFLATION (CPI) SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	USD	86,000	01/15/2027	3.600%	CPI#	Maturity	$3,349,059	$—	$3,349,059
Bank of America, NA	USD	25,000	02/02/2032	2.403%	CPI#	Maturity	2,839,234	—	2,839,234
Barclays Bank PLC	USD	16,700	10/05/2022	2.765%	CPI#	Maturity	(250,323)	—	(250,323)
Barclays Bank PLC	USD	25,000	08/07/2024	2.573%	CPI#	Maturity	616,826	—	616,826
Barclays Bank PLC	USD	19,000	05/05/2025	2.125%	CPI#	Maturity	2,116,065	—	2,116,065
Barclays Bank PLC	USD	5,400	03/06/2027	2.695%	CPI#	Maturity	(74,053)	—	(74,053)
Barclays Bank PLC	USD	20,000	06/06/2032	2.145%	CPI#	Maturity	3,136,384	—	3,136,384
Barclays Bank PLC	USD	14,000	09/01/2032	2.128%	CPI#	Maturity	2,286,747	—	2,286,747
Barclays Bank PLC	USD	22,000	08/29/2033	2.368%	CPI#	Maturity	2,604,180	—	2,604,180
Citibank, NA	USD	4,000	08/10/2022	2.550%	CPI#	Maturity	(35,379)	—	(35,379)
Citibank, NA	USD	15,500	12/07/2022	2.748%	CPI#	Maturity	(137,651)	—	(137,651)
Citibank, NA	USD	47,000	05/24/2023	2.533%	CPI#	Maturity	1,071,878	—	1,071,878
Citibank, NA	USD	30,000	10/29/2023	2.524%	CPI#	Maturity	687,857	—	687,857
Citibank, NA	USD	30,000	09/19/2024	2.070%	CPI#	Maturity	3,606,157	—	3,606,157
Citibank, NA	USD	25,000	07/03/2025	2.351%	CPI#	Maturity	2,392,279	—	2,392,279
Citibank, NA	USD	15,800	02/08/2028	2.940%	CPI#	Maturity	(804,493)	—	(804,493)
Citibank, NA	USD	12,000	11/05/2033	2.273%	CPI#	Maturity	1,628,017	—	1,628,017
Citibank, NA	USD	35,000	02/15/2041	2.888%	CPI#	Maturity	(614,725)	—	(614,725)
Citibank, NA	USD	13,000	02/15/2041	2.744%	CPI#	Maturity	134,294	—	134,294
Deutsche Bank AG	USD	25,000	09/02/2025	1.880%	CPI#	Maturity	3,371,220	—	3,371,220
Goldman Sachs International	USD	57,000	04/15/2024	4.308%	CPI#	Maturity	2,206,783	—	2,206,783
Goldman Sachs International	USD	59,000	01/15/2027	4.353%	CPI#	Maturity	(602,566)	—	(602,566)
Goldman Sachs International	USD	39,000	01/15/2027	3.534%	CPI#	Maturity	1,684,858	—	1,684,858
Goldman Sachs International	USD	37,000	01/15/2027	4.193%	CPI#	Maturity	153,494	—	153,494
Goldman Sachs International	USD	28,000	01/15/2027	4.215%	CPI#	Maturity	(29,815)	—	(29,815)
Goldman Sachs International	USD	18,000	04/15/2032	2.994%	CPI#	Maturity	985,979	—	985,979
Goldman Sachs International	USD	20,000	02/15/2041	2.890%	CPI#	Maturity	(361,115)	—	(361,115)
Goldman Sachs International	USD	15,000	02/15/2041	2.815%	CPI#	Maturity	(49,291)	—	(49,291)
Goldman Sachs International	USD	14,000	02/15/2041	2.380%	CPI#	Maturity	1,092,233	—	1,092,233
Goldman Sachs International	USD	7,000	02/15/2041	2.413%	CPI#	Maturity	505,033	—	505,033
JPMorgan Chase Bank, NA	USD	19,000	08/17/2022	2.523%	CPI#	Maturity	(19,694)	—	(19,694)
JPMorgan Chase Bank, NA	USD	200,000	01/18/2023	3.793%	CPI#	Maturity	10,221,520	—	10,221,520
JPMorgan Chase Bank, NA	USD	150,000	01/18/2023	3.825%	CPI#	Maturity	7,618,049	—	7,618,049
JPMorgan Chase Bank, NA	USD	100,000	01/18/2023	3.788%	CPI#	Maturity	5,115,693	—	5,115,693

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, NA	USD	1,400	06/30/2026	2.890%	CPI#	Maturity	$(86,348)	$—	$(86,348)
JPMorgan Chase Bank, NA	USD	3,300	07/21/2026	2.935%	CPI#	Maturity	(239,159)	—	(239,159)
JPMorgan Chase Bank, NA	USD	2,400	10/03/2026	2.485%	CPI#	Maturity	49,267	—	49,267
JPMorgan Chase Bank, NA	USD	5,400	11/14/2026	2.488%	CPI#	Maturity	104,744	—	104,744
JPMorgan Chase Bank, NA	USD	4,850	12/23/2026	2.484%	CPI#	Maturity	112,087	—	112,087
JPMorgan Chase Bank, NA	USD	13,000	03/01/2027	2.279%	CPI#	Maturity	1,458,447	—	1,458,447
JPMorgan Chase Bank, NA	USD	45,000	01/15/2028	3.861%	CPI#	Maturity	412,504	—	412,504
JPMorgan Chase Bank, NA	USD	21,350	02/20/2028	2.899%	CPI#	Maturity	(895,049)	—	(895,049)
JPMorgan Chase Bank, NA	USD	12,000	03/26/2028	2.880%	CPI#	Maturity	(435,629)	—	(435,629)
JPMorgan Chase Bank, NA	USD	10,000	07/03/2028	2.356%	CPI#	Maturity	1,078,352	—	1,078,352
JPMorgan Chase Bank, NA	USD	25,000	11/05/2028	2.234%	CPI#	Maturity	3,043,965	—	3,043,965
JPMorgan Chase Bank, NA	USD	18,000	04/17/2030	2.378%	CPI#	Maturity	1,930,151	—	1,930,151
JPMorgan Chase Bank, NA	USD	29,000	04/15/2032	2.944%	CPI#	Maturity	1,757,321	—	1,757,321
JPMorgan Chase Bank, NA	USD	24,000	11/17/2032	2.183%	CPI#	Maturity	3,661,909	—	3,661,909
Morgan Stanley Capital Services LLC	USD	10,000	04/16/2023	2.690%	CPI#	Maturity	57,928	—	57,928
Morgan Stanley Capital Services LLC	USD	5,000	08/15/2026	2.885%	CPI#	Maturity	(304,562)	—	(304,562)

							$68,150,662	$—	$68,150,662

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	11,075	10/09/2029	1.125%	SIFMA*	Quarterly	$687,881	$—	$687,881

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At July 31, 2022, the aggregate market value of these securities amounted to $113,958,774 or 4.4% of net assets.

(b)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at July 31, 2022.
(c)	When-Issued or delayed delivery security.
(d)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(e)	Non-income producing security.
(f)	Defaulted.

(g)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(h)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(i)	Fair valued by the Adviser.
(j)	IO - Interest Only.
(k)	Affiliated investments.
(l)	The rate shown represents the 7-day yield as of period end.
(m)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(n)

As of July 31, 2022, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $170,897,131 and gross unrealized depreciation of investments was $(128,957,225), resulting in net unrealized depreciation of $41,939,906.

As of July 31, 2022, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 3.3% and 0.3%, respectively.

Glossary:

ACA – ACA Financial Guaranty Corporation

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

BAM – Build American Mutual

CCRC – Congregate Care Retirement Center

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CIFGNA – CIFG Assurance North America, Inc.

CMBS – Commercial Mortgage-Backed Securities

COP – Certificate of Participation

CPI – Consumer Price Index

ETM – Escrowed to Maturity

LIBOR – London Interbank Offered Rate

NATL – National Interstate Corporation

OSF – Order of St. Francis

SOFR – Secured Overnight Financing Rate

SRF – State Revolving Fund

UPMC – University of Pittsburgh Medical Center

XLCA – XL Capital Assurance Inc.

AB Bond Fund, Inc.

AB Municipal Bond Inflation Strategy

July 31, 2022 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2022:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$2,244,416,939	$—	$2,244,416,939
Short-Term Municipal Notes	—	176,328,731	—	176,328,731
Corporates - Investment Grade	—	20,296,683	—	20,296,683
Corporates - Non-Investment Grade	—	7,057,110	144,821	7,201,931
Commercial Mortgage-Backed Securities	—	5,974,104	—	5,974,104
Governments - Treasuries	—	4,975,781	—	4,975,781
Collateralized Mortgage Obligations	—	269,179	—	269,179
Short-Term Investments	45,346,924	—	—	45,346,924

Total Investments in Securities	45,346,924	2,459,318,527	144,821	2,504,810,272
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps	—	67,562,253	—	67,562,253
Centrally Cleared Interest Rate Swaps	—	14,504,196	—	14,504,196
Inflation (CPI) Swaps	—	73,090,514	—	73,090,514
Interest Rate Swaps	—	687,881	—	687,881
Liabilities:
Centrally Cleared Interest Rate Swaps	—	(2,995,634)	—	(2,995,634)
Credit Default Swaps	—	(780,766)	—	(780,766)
Inflation (CPI) Swaps	—	(4,939,852)	—	(4,939,852)

Total	$45,346,924	$2,606,447,119	$144,821	$2,651,938,864

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended July 31, 2022 is as follows:

Fund	Market Value 10/31/2021 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 07/31/2022 (000)	Dividend Income (000)
Government Money Market Portfolio	$63,364	$1,077,001	$1,095,018	$45,347	$120